Phoenix Investment Partners

                                Semiannual Report

                                                           February 28, 2001

                                                           Phoenix-Hollister
        [GRAPHIC OMITTED]                                  Small Cap Value Fund

                                                           Phoenix-Hollister
                                                           Value Equity Fund

Message from the President

Dear Shareholder:

      We are pleased to provide this financial summary for Phoenix-Hollister Small Cap Value Fund and Phoenix-Hollister Value Equity Fund for the six months ended February 28, 2001. If you have any questions, please call your financial advisor or contact Mutual Fund Services at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You may also review your account, check your balance, purchase or exchange shares, as well as order literature and forms online at www.phoenixinvestments.com.

Sincerely,


/s/ Philip R. McLoughlin

Philip R. McLoughlin

February 28, 2001

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

Phoenix-Hollister Small Cap Value Fund

                        INVESTMENTS AT FEBRUARY 28, 2001
                                  (Unaudited)

                                                            SHARES      VALUE
                                                           -------    ----------

COMMON STOCKS -- 72.7%

Banks (Regional) -- 2.2%
Cullen/Frost Bankers, Inc. ............................     97,200    $3,485,592

Biotechnology -- 0.9%
Cell Genesys, Inc.(b) .................................     67,400     1,082,612
Protein Design Labs, Inc.(b) ..........................      6,150       385,144
                                                                      ----------
                                                                       1,467,756
                                                                      ----------
Broadcasting (Television, Radio & Cable) -- 1.0%
Hispanic Broadcasting Corp.(b) ........................     68,000     1,530,000

Chemicals -- 2.1%
Georgia Gulf Corp. ....................................     93,400     1,617,688
Solutia, Inc. .........................................    125,600     1,685,552
                                                                      ----------
                                                                       3,303,240
                                                                      ----------
Chemicals (Specialty) -- 1.1%
Crompton Corp. ........................................    145,500     1,731,450

Communications Equipment -- 5.4%
L-3 Communications Holdings, Inc.(b) ..................     48,980     4,015,380
Spectrasite Holdings, Inc.(b) .........................     95,900     1,312,631
Terayon Communication Systems, Inc.(b) ................    325,200     1,798,762
Tut Systems, Inc.(b) ..................................    302,300     1,388,691
                                                                      ----------
                                                                       8,515,464
                                                                      ----------
Computers (Hardware) -- 1.7%
Inrange Technologies Corp. Class B(b) .................    103,100     1,469,175
JNI Corp.(b) ..........................................    106,000     1,238,875
                                                                      ----------
                                                                       2,708,050
                                                                      ----------
Computers (Peripherals) -- 1.1%
Quantum Corp. - DLT & Storage Systems(b) ..............    137,800     1,732,146

Computers (Software & Services) -- 3.1%
At Home Corp. Series A(b) .............................    269,600     1,567,050
Titan Corp. (The)(b) ..................................    135,000     3,334,500
                                                                      ----------
                                                                       4,901,550
                                                                      ----------
Construction (Cement & Aggregates) -- 0.5%
Texas Industries, Inc. ................................     29,600       835,312

Distributors (Food & Health) -- 1.7%
Patterson Dental Co(b) ................................     83,300     2,634,362

Electric Companies -- 2.1%
El Paso Electric Co(b) ................................     66,290       845,197
Orion Power Holdings, Inc.(b) .........................     31,300       780,935
Public Service Company of New Mexico ..................     64,800     1,664,064
                                                                      ----------
                                                                       3,290,196
                                                                      ----------
Electrical Equipment -- 3.3%
Advanced Lighting Technologies, Inc.(b) ...............    223,000     1,393,750
Artesyn Technologies, Inc.(b) .........................     80,400     1,140,675
Littelfuse, Inc.(b) ...................................    111,000     2,740,313
                                                                      ----------
                                                                       5,274,738
                                                                      ----------
Electronics (Instrumentation) -- 0.6%
Tollgrade Communications, Inc.(b) .....................     46,400       907,700

Electronics (Semiconductors) -- 0.5%
Virata Corp.(b) .......................................     72,700       736,088

Engineering & Construction -- 1.5%
SBA Communications Corp.(b) ...........................     70,700     2,333,100

Financial (Diversified) -- 0.9%
Heller Financial, Inc. ................................     42,800     1,447,068

Foods -- 5.3%
Charles River Laboratories International, Inc.(b) .....    160,800     3,891,360
Flowers Industries, Inc. ..............................     48,100       846,560
Suiza Foods Corp.(b) ..................................     72,500     3,550,325
                                                                      ----------
                                                                       8,288,245
                                                                      ----------

Health Care (Hospital Management) -- 1.0%
Health Management Associates, Inc. Class A(b) .........     94,100     1,627,930

Health Care (Long Term Care) -- 0.9%
Manor Care, Inc.(b) ...................................     58,000     1,414,620

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                            SHARES     VALUE
                                                           -------  ------------

Health Care (Managed Care) -- 4.1%
Health Net, Inc.(b) ...............................        140,400  $ 3,084,588
Mid Atlantic Medical Services, Inc.(b) ............         44,600      876,836
Trigon Healthcare, Inc.(b) ........................         41,400    2,491,866
                                                                    -----------
                                                                      6,453,290
                                                                    -----------
Health Care (Medical Products & Supplies) -- 3.8%
Cooper Companies, Inc. (The) ......................         70,000    2,863,000
DENTSPLY International, Inc. ......................         83,500    3,141,688
                                                                    -----------
                                                                      6,004,688
                                                                    -----------

Health Care (Specialized Services) -- 1.0%
Omnicare, Inc. ....................................         72,500    1,607,325

Homebuilding -- 0.5%
Toll Brothers, Inc.(b) ............................         21,500      768,840

Insurance (Property-Casualty) -- 5.1%
Commerce Group, Inc. (The) ........................         51,900    1,546,620
Horace Mann Educators Corp. .......................         70,600    1,173,372
LandAmerica Financial Group, Inc. .................         55,900    2,006,810
Radian Group, Inc. ................................         54,400    3,364,640
                                                                    -----------
                                                                      8,091,442
                                                                    -----------
Leisure Time (Products) -- 0.6%
Hasbro, Inc. ......................................         72,100      885,388

Machinery (Diversified) -- 2.7%
Terex Corp.(b) ....................................        234,100    4,319,145

Manufacturing (Diversified) -- 0.7%
Uniroyal Technology Corp.(b) ......................        155,000    1,026,875

Metals Mining -- 0.9%
Arch Coal, Inc. ...................................         59,800    1,408,290

Oil & Gas (Exploration & Production) -- 4.8%
Cabot Oil & Gas Corp. Class A .....................         28,800      780,480
Louis Dreyfus Natural Gas Corp.(b) ................         31,900    1,153,504
Mitchell Energy & Development Corp Class A ........         28,600    1,522,950
Remington Oil & Gas Corp.(b) ......................        123,200    1,647,800
Spinnaker Exploration Co.(b) ......................         64,700    2,458,600
                                                                    -----------
                                                                      7,563,334
                                                                    -----------
Power Producers (Independent) -- 2.2%
Calpine Corp.(b) ..................................         79,600    3,541,404

REITS -- 1.0%
Health Care REIT, Inc. ............................         82,400    1,572,192

Restaurants -- 0.9%
CBRL Group, Inc. ..................................         79,200    1,499,850

Retail (Computers & Electronics) -- 0.8%
Tech Data Corp.(b) ................................         43,800    1,338,638

Retail (Specialty) -- 0.6%
Office Depot, Inc.(b) .............................        101,500      933,800

Savings & Loan Companies -- 0.8%
Net.B@nk, Inc.(b) .................................        154,400    1,329,288

Services (Commercial & Consumer) -- 1.9%
Crown Castle International Corp.(b) ...............        120,200    3,020,025

Specialty Printing -- 3.0%
Valassis Communications, Inc.(b) ..................        154,200    4,661,466

Telecommunications (Cellular/Wireless) -- 0.4%
Boston Communications Group, Inc. (b) .............         96,200      640,331

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $115,774,025)                                       114,830,218
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 5.6%

Chemicals (Specialty) -- 0.5%
Agrium, Inc. (Canada) .............................         58,700      780,123

Insurance (Life/Health) -- 2.6%
Annuity and Life Re (Holdings) Ltd. (Bermuda) .....        102,100    2,871,562
London Pacific Group Ltd. ADR (United Kingdom) ....        156,400    1,191,768
                                                                    -----------
                                                                      4,063,330
                                                                    -----------
Insurance (Property-Casualty) -- 1.7%
RenaissanceRe Holdings Ltd. (Bermuda) .............         36,900    2,743,515

Oil & Gas (Drilling & Equipment) -- 0.8%
Precision Drilling Corp. (Canada)(b) ..............         31,100    1,318,640

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $8,060,960)                                           8,905,608
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                            SHARES     VALUE
                                                           -------  ------------

MUTUAL FUNDS -- 8.9%

iShares Russell 200 Index Fund .....................       80,100   $  7,541,415
iShares Russell 2000 Value Index Fund ..............       54,500      6,477,325

--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(Identified cost $14,255,497)                                         14,018,740
--------------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 6.4%

AMEX Basic Industries Select Sector
Depository Receipts ................................      153,100      3,233,472
AMEX Financial Select Sector Depository Receipts ...      109,700      3,011,265
Diamonds Trust, Series I ...........................       29,200      3,066,000
Utilities Select Sector SPDR Fund ..................       23,800        760,886

--------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(Identified cost $9,806,123)                                          10,071,623
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--93.6%
(Identified cost $147,896,605)                                       147,826,189
--------------------------------------------------------------------------------

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)          VALUE
                                            --------   -----          -----

SHORT-TERM OBLIGATIONS -- 5.4%

Commercial Paper -- 5.4%
Bell South Capital Funding Corp. 5.48%,
3/1/01                                        A-1+      $3,835   $  3,835,000
Special Purpose Accounts Receivable
Cooperative Corp. 5.55%, 3/1/01               A-1          645        645,000
Ford Motor Credit Co. 5.45%, 3/7/01           A-1          300        299,728
Kimberly-Clark Corp. 5.42%, 3/12/01           A-1+       2,225      2,221,315
Colgate-Palmolive Co. 5.22%, 3/23/01          A-1        1,500      1,495,215

--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $8,496,258)                                        8,496,258
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(Identified cost $156,392,863)                                    156,322,447(a)
Other assets and liabilities, net--1.0%                             1,508,151
                                                                 ------------
NET ASSETS--100.0%                                               $157,830,598
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,042,116 and gross depreciation of $14,851,168 for federal income tax purposes. At February 28, 2001, the aggregate cost of securities for federal tax purposes was $159,131,499.
(b)   Non-income producing

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2001
                                  (Unaudited)

Assets
Investment securities at value
 (Identified cost $156,392,863)                                   $ 156,322,447
Receivables
 Fund shares sold                                                     1,806,604
 Investment securities sold                                             857,498
 Dividends and interest                                                  51,150
Prepaid expenses                                                            112
                                                                  -------------
   Total assets                                                     159,037,811
                                                                  -------------

Liabilities
Payables
 Investment securities purchased                                        873,100
 Fund shares repurchased                                                 85,141
 Investment advisory fee                                                 97,357
 Distribution fee                                                        69,274
 Transfer agent fee                                                      20,171
 Financial agent fee                                                     12,952
 Trustees' fee                                                            8,060
Accrued expenses                                                         41,158
                                                                  -------------
   Total liabilities                                                  1,207,213
                                                                  -------------
Net Assets                                                        $ 157,830,598
                                                                  =============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                  $ 160,378,599
Undistributed net investment loss                                      (544,227)
Accumulated net realized loss                                        (1,933,358)
Net unrealized depreciation                                             (70,416)
                                                                  -------------
Net Assets                                                        $ 157,830,598
                                                                  =============

Class A
Shares of beneficial interest outstanding, $1 par value
 unlimited authorization (Net Assets $90,224,874)                     6,702,668
Net asset value per share                                         $       13.46
Offering price per share $13.46/(1-5.75%)                         $       14.28

Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $31,462,652)                     2,405,993
Net asset value and offering price per share                      $       13.08

Class C
Shares of beneficial interest outstanding, $1 par value
 unlimited authorization (Net Assets $36,143,072)                     2,764,491
Net asset value and offering price per share                      $       13.07

                            STATEMENT OF OPERATIONS
                       Six months ENDED FEBRUARY 28, 2001
                                  (Unaudited)

Investment Income
Dividends                                                          $    387,530
Interest                                                                295,523
                                                                   ------------
   Total investment income                                              683,053
                                                                   ------------

Expenses
Investment advisory fee                                                 646,479
Distribution fee, Class A                                               104,940
Distribution fee, Class B                                               141,729
Distribution fee, Class C                                               156,821
Financial agent fee                                                      78,778
Transfer agent                                                          100,719
Printing                                                                 48,083
Registration                                                             32,814
Professional                                                             14,990
Trustees                                                                 12,138
Custodian                                                                 9,091
Miscellaneous                                                             6,731
                                                                   ------------
   Total expenses                                                     1,353,313
   Less expenses borne by investment adviser                           (124,239)
   Custodian fees paid indirectly                                        (1,794)
                                                                   ------------
   Net expenses                                                       1,227,280
                                                                   ------------
Net investment loss                                                    (544,227)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                        1,457,950
Net change in unrealized appreciation (depreciation) on
  investments                                                       (15,797,474)
                                                                   ------------
Net loss on investments                                             (14,339,524)
                                                                   ============
Net decrease in net assets resulting from operations               ($14,883,751)
                                                                   ============

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Six Months
                                                                                                   Ended
                                                                                                   2/28/01          Year Ended
                                                                                                 (Unaudited)          8/31/00
                                                                                                -------------      -------------
From Operations
  Net investment income (loss)                                                                  $    (544,227)     $    (658,763)
  Net realized gain (loss)                                                                          1,457,950         24,693,450
  Net change in unrealized appreciation (depreciation)                                            (15,797,474)        12,266,168
                                                                                                -------------      -------------
  Increase (decrease) in net assets resulting from operations                                     (14,883,751)        36,300,855
                                                                                                -------------      -------------
From Distributions to Shareholders
  Net realized gains, Class A                                                                     (13,789,282)        (2,234,451)
  Net realized gains, Class B                                                                      (4,826,172)          (731,921)
  Net realized gains, Class C                                                                      (5,384,976)          (554,210)
                                                                                                -------------      -------------
  Decrease in net assets from distributions to shareholders                                       (24,000,430)        (3,520,582)
                                                                                                -------------      -------------
From Share Transactions
Class A
  Proceeds from sales of shares (2,318,930 and 2,837,654 shares, respectively)                     36,179,928         44,871,985
  Net asset value of shares issued from reinvestment of distributions (933,078 and 146,701
  shares, respectively)                                                                            12,577,868          2,021,532
  Cost of shares repurchased (976,570 and 917,508 shares, respectively)                           (15,362,166)       (14,822,045)
                                                                                                -------------      -------------
Total                                                                                              33,395,630         32,071,472
                                                                                                -------------      -------------
Class B
  Proceeds from sales of shares (682,379 and 807,290 shares, respectively)                         10,195,396         12,658,205
  Net asset value of shares issued from reinvestment of distributions (344,090 and 51,822
  shares, respectively)                                                                             4,511,062            703,223
  Cost of shares repurchased (138,515 and 183,720 shares, respectively)                            (2,082,818)        (2,842,406)
                                                                                                -------------      -------------
Total                                                                                              12,623,640         10,519,022
                                                                                                -------------      -------------
Class C
  Proceeds from sales of shares (860,324 and 1,055,119 shares, respectively)                       12,937,479         16,211,920
  Net asset value of shares issued from reinvestment of distributions (378,963 and 38,106
  shares, respectively)                                                                             4,968,170            517,092
  Cost of shares repurchased (74,104 and 67,758 shares, respectively)                              (1,134,119)        (1,061,504)
                                                                                                -------------      -------------
Total                                                                                              16,771,530         15,667,508
                                                                                                -------------      -------------
  Increase (decrease) in net assets from share transactions                                        62,790,800         58,258,002
                                                                                                -------------      -------------
  Net increase (decrease) in net assets                                                            23,906,619         91,038,275
Net Assets
  Beginning of period                                                                             133,923,979         42,885,704
                                                                                                -------------      -------------
  End of period [including undistributed net investment income (loss) of ($544,227) and $0,
  respectively]                                                                                 $ 157,830,598      $ 133,923,979
                                                                                                =============      =============

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                 CLASS A
                                             --------------------------------------------------------------------------
                                              Six Months                                                        From
                                                Ended                      Year Ended August 31              Inception
                                               2/28/01               -------------------------------        11/20/97 to
                                             (Unaudited)                2000                 1999             8/31/98
Net asset value, beginning of period         $    17.90              $    11.41           $     8.11        $    10.00
Income from investment operations
   Net investment income (loss)(1)                (0.01)                  (0.08)                0.01             (0.01)
   Net realized and unrealized gain (loss)        (1.64)                   7.38                 3.31             (1.85)
                                             ----------              ----------           ----------        ----------
Total from investment operations                  (1.65)                   7.30                 3.32             (1.86)
                                             ----------              ----------           ----------        ----------
Less distributions
   Dividends from net realized gains              (2.79)                  (0.81)               (0.02)               --
   In excess of net investment income                --                      --                   --             (0.03)
                                             ----------              ----------           ----------        ----------
Total distributions                               (2.79)                  (0.81)               (0.02)            (0.03)
                                             ----------              ----------           ----------        ----------
Change in net asset value                         (4.44)                   6.49                 3.30             (1.89)
                                             ----------              ----------           ----------        ----------
Net asset value, end of period               $    13.46              $    17.90           $    11.41        $     8.11
                                             ==========              ==========           ==========        ==========
      Total return(2)                             (9.25)%(5)              66.15%               40.90%           (18.64)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)        $   90,225              $   79,254           $   26,926        $   14,519

Ratio to average net assets of:
   Operating expenses(3)                           1.40%(6)(7)             1.40%(7)             1.40%             1.40%(6)
   Net investment income (loss)                   (0.44)%(6)              (0.45)%               0.15%            (0.14)%(6)
Portfolio turnover                                  124%(5)                 191%                 203%              105%(5)
                                                                                 CLASS B
                                             --------------------------------------------------------------------------
                                              Six Months                                                        From
                                                Ended                      Year Ended August 31              Inception
                                               2/28/01               -------------------------------        11/20/97 to
                                             (Unaudited)                2000                 1999             8/31/98
Net asset value, beginning of period         $    17.54              $    11.27           $     8.07        $    10.00
Income from investment operations
   Net investment income (loss)(1)                (0.13)                  (0.19)               (0.06)            (0.08)
   Net realized and unrealized gain (loss)        (1.54)                   7.27                 3.28             (1.82)
                                             ----------              ----------           ----------        ----------
      Total from investment operations            (1.67)                   7.08                 3.22             (1.90)
                                             ----------              ----------           ----------        ----------
Less distributions
   Dividends from net realized gains              (2.79)                  (0.81)               (0.02)               --
   In excess of net investment income                --                      --                   --             (0.03)
                                             ----------              ----------           ----------        ----------
Total distributions                               (2.79)                  (0.81)               (0.02)            (0.03)
                                             ----------              ----------           ----------        ----------
Change in net asset value                         (4.46)                   6.27                 3.20             (1.93)
                                             ----------              ----------           ----------        ----------
Net asset value, end of period               $    13.08              $    17.54           $    11.27        $     8.07
                                             ==========              ==========           ==========        ==========
Total return(2)                                   (9.57)%(5)              64.97%               39.86%           (19.07)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)        $   31,463              $   26,625           $    9,494        $    5,922

Ratio to average net assets of:
   Operating expenses(4)                           2.15%(6)(7)             2.15%(7)             2.15%             2.15%(6)
   Net investment income (loss)                   (1.20)%(6)              (1.20)%              (0.60)%           (1.01)%(6)
Portfolio turnover                                  124%(5)                 191%                 203%              105%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.57%, 1.67%, 1.87% and 3.12% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998,respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.32%, 2.42%, 2.62% and 3.87% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                 CLASS C
                                             --------------------------------------------------------------------------
                                              Six Months                                                        From
                                                Ended                      Year Ended August 31              Inception
                                               2/28/01               -------------------------------        11/20/97 to
                                             (Unaudited)                2000                 1999             8/31/98
Net asset value, beginning of period         $    17.54              $    11.27           $     8.07        $    10.00
Income from investment operations
   Net investment income (loss)(1)                (0.12)                  (0.19)               (0.06)            (0.08)
   Net realized and unrealized gain (loss)        (1.56)                   7.27                 3.28             (1.82)
                                             ----------              ----------           ----------        ----------
      Total from investment operations            (1.68)                   7.08                 3.22             (1.90)
                                             ----------              ----------           ----------        ----------
Less distributions
   Dividends from net realized gains              (2.79)                  (0.81)               (0.02)               --
   In excess of net investment income                --                      --                   --             (0.03)
                                             ----------              ----------           ----------        ----------
      Total distributions                         (2.79)                  (0.81)               (0.02)            (0.03)
                                             ----------              ----------           ----------        ----------
Change in net asset value                         (4.47)                   6.27                 3.20             (1.93)
                                             ----------              ----------           ----------        ----------
Net asset value, end of period               $    13.07              $    17.54           $    11.27        $     8.07
                                             ==========              ==========           ==========        ==========
Total return(2)                                   (9.64)%(4)              64.97%               39.86%           (19.09)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)        $   36,143              $   28,046           $    6,465        $    2,770

Ratio to average net assets of:
   Operating expenses(3)                           2.15%(5)(6)             2.15%(6)             2.15%             2.15%(5)
   Net investment income (loss)                   (1.20)%(5)              (1.20)%              (0.60)%           (0.98)%(5)
Portfolio turnover                                  124%(4)                 191%                 203%              105%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.32%, 2.42%, 2.62% and 3.87% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                        INVESTMENTS AT FEBRUARY 28, 2001
                                  (Unaudited)

                                                            SHARES      VALUE
                                                            ------   -----------

COMMON STOCKS -- 84.3%

Aerospace/Defense -- 6.0%
Boeing Co. (The) ........................................   33,200   $ 2,065,040
General Dynamics Corp. ..................................   21,400     1,459,052
Northrop Grumman Corp. ..................................   26,550     2,494,373
                                                                     -----------
                                                                       6,018,465
                                                                     -----------
Airlines -- 0.5%
Delta Air Lines, Inc. ...................................   11,800       497,016

Aluminum -- 2.3%
Alcoa, Inc. .............................................   64,090     2,291,858

Banks (Major Regional) -- 4.7%
Bank of New York Co., Inc. (The) ........................   44,800     2,319,744
Bank One Corp. ..........................................   14,000       493,780
Wells Fargo & Co. .......................................   38,300     1,901,212
                                                                     -----------
                                                                       4,714,736
                                                                     -----------
Computers (Hardware) -- 0.8%
Apple Computer, Inc.(b) .................................   26,000       474,500
Hewlett-Packard Co. .....................................   10,900       314,465
                                                                     -----------
                                                                         788,965
                                                                     -----------
Computers (Software & Services) -- 0.9%
Unisys Corp.(b) .........................................   55,600       910,728

Consumer Finance -- 0.5%
MBNA Corp. ..............................................   15,700       516,216

Electric Companies -- 7.2%
Constellation Energy Group, Inc. ........................   23,400       999,180
Dominion Resources, Inc. ................................   19,200     1,258,752
Duke Energy Corp. .......................................   64,000     2,608,000
Entergy Corp. ...........................................   27,000     1,048,410
UtiliCorp United, Inc. ..................................   41,700     1,236,405
                                                                     -----------
                                                                       7,150,747
                                                                     -----------
Financial (Diversified) -- 12.5%
Citigroup, Inc. .........................................   52,100     2,562,278
Fannie Mae ..............................................   21,100     1,681,670
Freddie Mac .............................................   25,200     1,659,420
J.P. Morgan Chase & Co. .................................   52,800     2,463,648

Financial (Diversified) -- Continued
Morgan Stanley Dean Witter & Co. ........................   22,300     1,452,399
USA Education, Inc. .....................................   36,400     2,640,092
                                                                     -----------
                                                                      12,459,507
                                                                     -----------
Health Care (Diversified) -- 1.9%
Bristol-Myers Squibb Co. ................................   29,800     1,889,618

Health Care (Drugs-Major Pharmaceuticals) -- 0.5%
Merck & Co., Inc. .......................................    6,400       513,280

Health Care (Generic and Other) -- 2.0%
Watson Pharmaceuticals, Inc.(b) .........................   36,500     2,025,750

Health Care (Managed Care) -- 3.2%
CIGNA Corp. .............................................   12,200     1,337,974
Wellpoint Health Networks, Inc.(b) ......................   19,100     1,888,035
                                                                     -----------
                                                                       3,226,009
                                                                     -----------
Health Care (Medical Products & Supplies) -- 1.5%
Guidant Corp.(b) ........................................   29,400     1,498,518

Insurance (Life/Health) -- 1.9%
American General Corp. ..................................   12,600       960,624
MetLife, Inc., ..........................................   28,800       888,480
                                                                     -----------
                                                                       1,849,104
                                                                     -----------
Insurance (Multi-Line) -- 2.9%
American International Group, Inc. ......................   22,300     1,824,140
Loews Corp. .............................................    9,500     1,032,365
                                                                     -----------
                                                                       2,856,505
                                                                     -----------
Insurance (Property-Casualty) -- 2.3%
Berkshire Hathaway, Inc. Class B(b) .....................    1,000     2,339,000

Machinery (Diversified) -- 0.9%
Caterpillar, Inc. .......................................   22,200       923,520

Manufacturing (Diversified) -- 6.5%
Honeywell International, Inc. ...........................   36,100     1,686,231
Illinois Tool Works, Inc. ...............................   22,200     1,344,210
Tyco International Ltd. .................................   31,900     1,743,335
United Technologies Corp. ...............................   22,300     1,737,393
                                                                     -----------
                                                                       6,511,169
                                                                     -----------

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                          SHARES        VALUE
                                                          ------     -----------

Natural Gas -- 3.6%
El Paso Corp. .......................................     51,280     $ 3,604,984

Oil & Gas (Exploration & Production) -- 2.4%
Anadarko Petroleum Corp. ............................     19,800       1,237,500
Apache Corp. ........................................     20,000       1,174,000
                                                                     -----------
                                                                       2,411,500
                                                                     -----------
Oil (International Integrated) -- 0.9%
Exxon Mobil Corp. ...................................     11,600         940,180

Paper & Forest Products -- 0.9%
International Paper Co. .............................     24,900         937,734

Photography/Imaging -- 1.0%
Eastman Kodak Co. ...................................     22,600       1,017,000

Power Producers (Independent) -- 2.3%
AES Corp. (The)(b) ..................................     30,600       1,651,482
Calpine Corp(b) .....................................     15,500         689,595
                                                                     -----------
                                                                       2,341,077
                                                                     -----------
Restaurants -- 0.6%
Tricon Global Restaurants, Inc.(b) ..................     14,200         546,700

Retail (Building Supplies) -- 1.0%
Lowe's Cos., Inc. ...................................     18,500       1,033,780

Retail (Food Chains) -- 1.8%
Albertson's, Inc. ...................................     61,800       1,795,290

Retail (General Merchandise) -- 1.0%
Target Corp. ........................................     25,800       1,006,200

Services (Computer Systems) -- 1.0%
Electronic Data Systems Corp. .......................     15,700       1,002,131

Shipping -- 1.2%
Royal Caribbean Cruises Ltd. ........................     42,900       1,211,925

Telephone -- 3.3%
ALLTEL Corp. ........................................      9,400         504,780
SBC Communications, Inc. ............................     29,000       1,383,300
Verizon Communications, Inc. ........................     27,800       1,376,100
                                                                     -----------
                                                                       3,264,180
                                                                     -----------
Tobacco -- 4.3%
Philip Morris Cos., Inc. ............................     62,700       3,020,886
UST, Inc. ...........................................     45,500       1,312,220
                                                                     -----------
                                                                       4,333,106
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $76,211,032)                                         84,426,498
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 1.6%

Financial (Diversified) -- 0.9%
XL Capital Ltd. Class A (Bermuda) ...................     12,300         934,923

Insurance (Property-Casualty) -- 0.7%
Ace Ltd. (Bermuda) ..................................     17,700         647,820

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $1,671,989)                                           1,582,743
--------------------------------------------------------------------------------

MUTUAL FUNDS -- 2.9%

iShares Russell 1000 Value Index Fund ...............     49,800       2,909,814

--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(Identified cost $2,922,685)                                           2,909,814
--------------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 5.4%

Diamonds Trust, Series I ............................     33,600       3,528,000
S&P 500 Depository Receipts .........................     15,300       1,896,435

--------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(Identified cost $5,735,621)                                           5,424,435
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS -- 94.2%
(Identified cost $86,541,327)                                         94,343,490
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------     -----       -----

SHORT-TERM OBLIGATIONS -- 5.0%

Commercial Paper -- 5.0%
Bell South Capital Funding Corp. 5.48%,
3/1/01                                        A-1+      $2,385   $  2,385,000
CXC, Inc. 5.50%, 3/1/01                       A-1+       1,255      1,255,000
Preferred Receivable Funding Corp.
5.46%, 3/6/01                                 A-1        1,355      1,353,972

--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $4,993,972)                                        4,993,972
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(Identified cost $91,535,299)                                      99,337,462(a)
Other assets and liabilities, net--0.8%                               811,982
                                                                 ------------
NET ASSETS--100.0%                                               $100,149,444
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,983,792 and gross depreciation of $2,677,652 for federal income tax purposes. At February 28, 2001, the aggregate cost of securities for federal income tax purposes was $92,031,322.
(b)   Non-income producing.

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2001
                                  (Unaudited)

Assets
Investment securities at value
 (Identified cost $91,535,299)                                      $ 99,337,462
Cash                                                                       5,456
Receivables
 Fund shares sold                                                      1,881,949
 Dividends and interest                                                  135,447
Prepaid expenses                                                             125
                                                                    ------------
   Total assets                                                      101,360,439
                                                                    ------------

Liabilities
Payables
 Investment securities purchased                                       1,011,191
 Fund shares repurchased                                                  60,330
 Investment advisory fee                                                  49,596
 Distribution fee                                                         48,441
 Transfer agent fee                                                       11,552
 Financial agent fee                                                       9,342
 Trustees' fee                                                             8,060
Accrued expenses                                                          12,483
                                                                    ------------
   Total liabilities                                                   1,210,995
                                                                    ------------
Net Assets                                                          $100,149,444
                                                                    ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                    $ 88,435,133
Undistributed net investment income                                       37,699
Accumulated net realized gain                                          3,874,449
Net unrealized appreciation                                            7,802,163
                                                                    ------------
Net Assets                                                          $100,149,444
                                                                    ============

Class A
Shares of beneficial interest outstanding, $1 par value
 unlimited authorization (Net Assets $47,201,690)                      3,347,840
Net asset value per share                                           $      14.10
Offering price per share $14.10/(1-5.75%)                           $      14.96

Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $34,077,858)                      2,473,311
Net asset value and offering price per share                        $      13.78

Class C
Shares of beneficial interest outstanding, $1 par value
 unlimited authorization (Net Assets $18,869,896)                      1,368,426
Net asset value and offering price per share                        $      13.79

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (Unaudited)

Investment Income
Dividends                                                           $   645,015
Interest                                                                 93,709
Foreign taxes withheld                                                   (3,735)
                                                                    -----------
   Total investment income                                              734,989
                                                                    -----------

Expenses
Investment advisory fee                                                 320,298
Distribution fee, Class A                                                52,286
Distribution fee, Class B                                               144,395
Distribution fee, Class C                                                73,525
Financial agent fee                                                      53,014
Transfer agent                                                           37,354
Registration                                                             14,985
Professional                                                             14,722
Trustees                                                                 12,138
Custodian                                                                 9,847
Printing                                                                  4,839
Miscellaneous                                                             5,994
                                                                    -----------
   Total expenses                                                       743,397
   Less expenses borne by investment adviser                            (43,629)
   Custodian fees paid indirectly                                        (2,478)
                                                                    -----------
   Net expenses                                                         697,290
                                                                    -----------
Net investment income                                                    37,699
                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                       6,928,181
Net change in unrealized appreciation (depreciation) on
  investments                                                        (4,884,752)
                                                                    -----------
Net gain on investments                                               2,043,429
                                                                    -----------
Net increase in net assets resulting from operations                $ 2,081,128
                                                                    ===========

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                    Ended
                                                                                    2/28/01        Year Ended
                                                                                  (Unaudited)        8/31/00
                                                                                 -------------    ------------
From Operations
  Net investment income (loss)                                                   $      37,699    $   (135,742)
  Net realized gain (loss)                                                           6,928,181       5,835,561
  Net change in unrealized appreciation (depreciation)                              (4,884,752)      8,592,230
                                                                                 -------------    ------------
  Increase (decrease) in net assets resulting from operations                        2,081,128      14,292,049
                                                                                 -------------    ------------
From Distributions to Shareholders
  Net realized gains, Class A                                                       (4,128,965)             --
  Net realized gains, Class B                                                       (2,743,439)             --
  Net realized gains, Class C                                                       (1,388,352)             --
                                                                                 -------------    ------------
  Decrease in net assets from distributions to shareholders                         (8,260,756)             --
                                                                                 -------------    ------------
From Share Transactions
Class A
  Proceeds from sales of shares (1,483,149 and 606,640 shares, respectively)        21,835,209       8,320,634
  Net asset value of shares issued from reinvestment of distributions (282,079
  and 0 shares, respectively)                                                        4,056,283              --
  Cost of shares repurchased (944,346 and 306,420 shares, respectively)            (13,690,219)     (4,139,619)
                                                                                 -------------    ------------
Total                                                                               12,201,273       4,181,015
                                                                                 -------------    ------------
Class B
  Proceeds from sales of shares (568,609 and 206,446 shares, respectively)           8,131,866       2,814,451
  Net asset value of shares issued from reinvestment of distributions (190,760
  and 0 shares, respectively)                                                        2,685,894              --
  Cost of shares repurchased (78,114 and 474,334 shares, respectively)              (1,112,086)     (6,583,909)
                                                                                 -------------    ------------
Total                                                                                9,705,674      (3,769,458)
                                                                                 -------------    ------------
Class C
  Proceeds from sales of shares (513,010 and 688,069 shares, respectively)           7,424,970       8,849,914
  Net asset value of shares issued from reinvestment of distributions (81,195
  and 0 shares, respectively)                                                        1,144,035              --
  Cost of shares repurchased (77,574 and 95,182 shares, respectively)               (1,183,877)     (1,307,763)
                                                                                 -------------    ------------
Total                                                                                7,385,128       7,542,151
                                                                                 -------------    ------------
  Increase (decrease) in net assets from share transactions                         29,292,075       7,953,708
                                                                                 -------------    ------------
  Net increase (decrease) in net assets                                             23,112,447      22,245,757
Net Assets
  Beginning of period                                                               77,036,997      54,791,240
                                                                                 -------------    ------------
  End of period [including undistributed net investment income (loss) of
  $37,699 and $0, respectively]                                                  $ 100,149,444    $ 77,036,997
                                                                                 =============    ============

                       See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                          CLASS A
                                           ---------------------------------------------------------------
                                            Six Months                                             From
                                              Ended                 Year Ended August 31         Inception
                                             2/28/01             -------------------------      11/5/97 to
                                           (Unaudited)             2000             1999          8/31/98
Net asset value, beginning of period        $  15.03             $  12.11         $   8.94       $  10.00
Income from investment operations
Net investment income (loss)(1)                 0.04                 0.03             0.02           0.03
   Net realized and unrealized gain (loss)      0.45                 2.89             3.20          (1.07)
                                            --------             --------         --------       --------
      Total from investment operations          0.49                 2.92             3.22          (1.04)
                                            --------             --------         --------       --------
Less distributions
   Dividends from net investment income           --                   --            (0.03)         (0.01)
   Dividends from net realized gains           (1.42)                  --               --             --
   In excess of net investment income             --                   --            (0.02)         (0.01)
                                            --------             --------         --------       --------
      Total distributions                      (1.42)                  --            (0.05)         (0.02)
                                            --------             --------         --------       --------
Change in net asset value                      (0.93)                2.92             3.17          (1.06)
                                            --------             --------         --------       --------
Net asset value, end of period              $  14.10             $  15.03         $  12.11       $   8.94
                                            ========             ========         ========       ========
Total return(2)                                 3.09%(5)            24.11%           35.89%        (10.28)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $ 47,202             $ 37,977         $ 26,974       $ 19,766

Ratio to average net assets of:
   Operating expenses(3)                        1.25%(6)(7)          1.25%(7)         1.25%          1.25%(6)
   Net investment income (loss)                 0.47%(6)             0.20%            0.14%          0.31%(6)
Portfolio turnover                               161%(5)              193%             192%            59%(5)

                                                                          CLASS B
                                           ---------------------------------------------------------------
                                            Six Months                                             From
                                              Ended                 Year Ended August 31         Inception
                                             2/28/01             -------------------------      11/5/97 to
                                           (Unaudited)             2000             1999          8/31/98
Net asset value, beginning of period        $  14.77             $  12.00         $   8.89       $  10.00
Income from investment operations
Net investment income (loss)(1)                (0.02)               (0.08)           (0.07)         (0.04)
   Net realized and unrealized gain (loss)      0.45                 2.85             3.19          (1.05)
                                            --------             --------         --------       --------
Total from investment operations                0.43                 2.77             3.12          (1.09)
                                            --------             --------         --------       --------
Less distributions
   Dividends from net investment income           --                   --            (0.01)         (0.01)
   Dividends from net realized gains           (1.42)                  --               --             --
   In excess of net investment income             --                   --               --          (0.01)
                                            --------             --------         --------       --------
      Total distributions                      (1.42)                  --            (0.01)         (0.02)
                                            --------             --------         --------       --------
Change in net asset value                      (0.99)                2.77             3.11          (1.11)
                                            --------             --------         --------       --------
Net asset value, end of period              $  13.78             $  14.77         $  12.00       $   8.89
                                            ========             ========         ========       ========
Total return(2)                                 2.72%(5)            23.08%           35.05%        (10.92)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $ 34,078             $ 26,471         $ 24,709       $  5,291

Ratio to average net assets of:
   Operating expenses(4)                        2.00%(6)(7)          2.00%(7)         2.00%          2.00%(6)
   Net investment income (loss)                (0.28)%(6)           (0.57)%          (0.62)%        (0.45)%(6)
Portfolio turnover                               161%(5)              193%             192%            59%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.36%, 1.47%, 1.57% and 2.96% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.11%, 2.22%, 2.32% and 3.71% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                          CLASS C
                                           ---------------------------------------------------------------
                                            Six Months                                             From
                                              Ended                 Year Ended August 31         Inception
                                             2/28/01             -------------------------      11/5/97 to
                                           (Unaudited)             2000             1999          8/31/98
Net asset value, beginning of period        $  14.78             $  12.00         $  8.89        $  10.00
Income from investment operations
   Net investment income (loss)(1)             (0.02)               (0.07)          (0.07)          (0.04)
   Net realized and unrealized gain (loss)      0.45                 2.85            3.19           (1.05)
                                            --------             --------         -------        --------
      Total from investment operations          0.43                 2.78            3.12           (1.09)
                                            --------             --------         -------        --------
Less distributions
   Dividends from net investment income           --                   --           (0.01)          (0.01)
   Dividends from net realized gains           (1.42)                  --              --              --
   In excess of net investment income             --                   --              --           (0.01)
                                            --------             --------         -------        --------
Total distributions                            (1.42)                  --           (0.01)          (0.02)
                                            --------             --------         -------        --------
Change in net asset value                      (0.99)                2.78            3.11           (1.11)
                                            --------             --------         -------        --------
Net asset value, end of period              $  13.79             $  14.78         $ 12.00        $   8.89
                                            ========             ========         =======        ========
Total return(2)                                 2.72%(4)            23.17%          34.91%         (10.86)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)       $ 18,870             $ 12,590         $ 3,108        $  2,005

Ratio to average net assets of:
   Operating expenses(3)                        2.00%(5)(6)          2.00%(6)        2.00%           2.00%(5)
   Net investment income (loss)                (0.28)%(5)           (0.52)%         (0.60)%         (0.45)%(5)
Portfolio turnover                               161%(4)              193%            192%             59%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.11%, 2.22%, 2.32% and 3.71% for the periods ended February 28, 2001, August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix Investment Trust 97
Notes to Financial Statements
February 28, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

      Effective November 30, 2000, the Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust, (prior to that date, the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

      Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

      Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with the front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

      Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to amortize premium and discount on all fixed income securities, and classify gains and losses on asset-backed securities presently included in realized gains and losses, as part of interest income. Upon initial adoption, the Trust will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not effect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

C. Income taxes:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes of excise taxes has been made.

D. Distributions to shareholders:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain of loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not

Phoenix Investment Trust 97
Notes to Financial Statements
February 28, 2001 (Unaudited)(Continued)

separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2001, the Trust had no forward currency contracts.

G. Options:

      Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

      Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gain and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2001, the Trust had no options.

H. Expenses:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Repurchase agreements:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remain sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2001, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                            1st $1          $1-2           $2+
Fund                                        Billion        Billion       Billion
----                                        -------        -------       -------
Small Cap Value Fund ..............          0.90%          0.85%         0.80%
Value Equity Fund .................          0.75%          0.70%         0.65%

      The Advisor has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                                 Class A     Class B     Class C
                                                  Shares      Shares      Shares
                                                 -------     -------     -------
Small Cap Value Fund .......................       1.40%       2.15%       2.15%
Value Equity Fund ..........................       1.25%       2.00%       2.00%

      As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $30,883 for Class A shares, and deferred sales charges of $25,828 for Class B shares and $3,000 for Class C shares for the six months ended February 28, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B

Phoenix Investment Trust 97
Notes to Financial Statements
February 28, 2001 (Unaudited)(Continued)

shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 2001, $444,153 was retained by the Distributor, $221,581 was paid to unaffiliated participants, and $7,962 was paid to W.S. Griffith, an indirect subsidiary of PHL.

      As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended February 28, 2001, financial agent fees were $131,792, of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2001, transfer agent fees were $138,073 of which PEPCO retained $46,830 which is net of the fees paid to State Street.

      For the six months ended February 28, 2001, the Trust paid PXP Securities Corp., a wholly owned subsidiary of PHL, brokerage commissions of $117,585 in connection with portfolio transactions effected by it.

      At February 28, 2001, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                                  Aggregate Net
                                                    Shares         Asset Value
                                                  ---------       -------------
Value Equity Fund, Class A .............            587,229        $ 8,279,929
Value Equity Fund, Class B .............          1,088,316         14,996,994

3. PURCHASE AND SALE OF SECURITIES

Purchases and sales of securities during the six months ended
February 28, 2001 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                Purchases               Sales
                                              ------------          ------------
Small Cap Equity Fund ..............          $200,698,026          $168,047,213
Value Equity Fund ..................           152,713,513           136,496,642

      There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2001.

4. CREDIT RISK

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

      For the year ended August 31, 2000, the Value Equity Fund utilized a capital loss carryover of $403,905.

      Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2000, the Small Cap Value Fund utilized prior year capital losses deferred of $1,016,461.

      This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (Unaudited)

A special meeting of Shareholders of Phoenix Investment Trust 97 was held on November 30, 2000 to approve the following matters:

      1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Trust into a Delaware business trust.
      2. Amend the fundamental investment restriction of each Fund regarding diversification.
      3. Amend the fundamental investment restriction of each Fund regarding concentration.
      4. Amend the fundamental investment restriction of each Fund regarding borrowing.
      5. Amend the fundamental investment restriction of each Fund regarding the issuance of senior securities.
      6. Amend the fundamental investment restriction of each Fund regarding underwriting.
      7. Amend the fundamental investment restriction of each Fund regarding investing in real estate.
      8. Amend the fundamental investment restriction of each Fund regarding investing in commodities.
      9. Amend the fundamental investment restriction of each Fund regarding lending.
      10. Eliminate the fundamental investment restriction of each Fund regarding short sales and the purchase of securities on margin.
      11. Eliminate the fundamental investment restriction of each Fund regarding the purchase of illiquid securities.

On the record date of November 30, 2000, there were 13,114,665 shares outstanding and 55.25% percent of the shares outstanding and entitled to vote that were present by proxy.

NUMBER OF VOTES

                                                                                             For      Against   Abstain
                                                                                          ---------   -------   -------
1.   Approve an Agreement and Plan of Reorganization which provides for the
     reorganization of the Trust into a Delaware business trust.                          6,935,900    52,248   257,285
2.   Amend the fundamental investment restriction of each Fund regarding
     diversification.                                                                     6,658,724    89,077   497,632
3.   Amend the fundamental investment restriction of each Fund regarding
     concentration.                                                                       6,655,710    87,427   502,296
4.   Amend the fundamental investment restriction of each Fund regarding borrowing.       6,609,291   127,396   508,746
5.   Amend the fundamental investment restriction of each Fund regarding the
     issuance of senior securities.                                                       6,633,036   110,793   501,604
6.   Amend the fundamental investment restriction of  each Fund regarding
     underwriting.                                                                        6,622,551   106,885   515,997
7.   Amend the fundamental investment restriction of each Fund regarding
     investing in real estate.                                                            6,639,926    97,756   507,751
8.   Amend the fundamental investment restriction of each Fund regarding
     investing in commodities.                                                            6,600,191   145,956   499,286
9.   Amend the fundamental investment restriction of each Fund regarding lending.         6,596,731   141,042   507,660
10.  Eliminate the fundamental investment restriction of each Fund regarding
     short sales and the purchase of securities on margin.                                6,571,587   163,239   510,607
11.  Eliminate the fundamental investment restriction of each Fund regarding
     the purchase of illiquid securities.                                                 6,580,814   150,155   514,464

Phoenix Investment Trust 97
101 Munson Street
Greenfield, Massachusetts 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Christian C. Bertelsen, Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

Investment Adviser

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Independent Accountants

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

How to Contact Us

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
www.phoenixinvestments.com

--------------------------------------------------------------------------------
Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

Phoenix Equity Planning
Corporation                                                   ------------------
PO Box 150480                                                 Presorted Standard
Hartford CT 06115-0480                                           U.S. POSTAGE
                                                                     PAID
                                                                LOUISVILLE, KY
                                                                  PERMIT 1051
                                                              ------------------

[LOGO]PHOENIX INVESTMENT PARTNERS

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.

PXP 214 (4/01)